Realized and net change in unrealized gains and (losses) on digital assets	6 Months Ended
Jun. 30, 2026
Realized and Net Change in Unrealized Gains and (Losses) on Digital Assets [Abstract]
Realized and net change in unrealized gains and (losses) on digital assets
16.	Realized and net change in unrealized gains and (losses) on digital assets

		Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Realized gain on digital assets	$(25,674,785)	$5,022,014	$(60,135,440)	$32,273,072
Unrealized loss on digital assets	(41,976,382)	65,882,023	(137,605,706)	(121,202,718)
	$(67,651,167)	$70,904,037	$(197,741,146)	$(88,929,646)